Stock Based Compensation (Changes and Status of 2010 Executive Restricted Stock Nonvested Shares) (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 23, 2010 2010 Executive Restricted Stock Plan [Member]	Dec. 31, 2012 2010 Executive Restricted Stock Plan [Member]	Dec. 31, 2010 2010 Executive Restricted Stock Plan [Member]
Nonvested Shares
Beginning Balance (shares)			1,806
Issued (shares)			0
Vested (shares)			(1,172)
Forfeited (shares)			0
Ending Balance (shares)			634
Weighted Average Fair value
Beginning Balance, weighted average grant date fair value (dollars per share)			$ 54.38
Granted, weighted average grant date fair value (dollars per share)	$ 0	$ 54.38	$ 0.00	$ 0
Vested, weighted average grant date fair value (dollars per share)			$ 54.38
Forfeited, weighted average grant date fair value (dollars per share)			$ 0.00
Ending Balance, weighted average grant date fair value (dollars per share)			$ 54.38